Investments	12 Months Ended
Dec. 31, 2022
Investment property [abstract]
Investments

NOTE 6. INVESTMENTS
The following is a detailed discussion of the Company’s types of investments held:
(a)Fair Value Investments
The Company has investments in five entities: 420 Capital Management, LLC (“420 Capital”), a cannabis investment company; Lighthouse Strategies, LLC (“Lighthouse”), a diversified cannabis investment company; Infamy Brews, LLC (“Two Roots Brewing Co.”), a non-alcoholic brewing company; IM Cannabis Corp. (“IMC”), a pharmaceutical manufacturer that specializes in cannabis and OLD PAL LLC (“Old Pal”), a cannabis operator/licensor.
The 420 Capital, Lighthouse and Old Pal investments are held at fair value and are classified as equity securities without a readily determinable fair value. The IMC investment is classified as a marketable security with a readily determinable fair value.
During the year ended December 31, 2022, Lighthouse, in conjunction with a spin-off transaction, issued Lighthouse shareholders a prorated interest in Infamy Brews, LLC, DBA Two Roots Brewing Co. As a result, the Company now holds an 0.8% ownership interest in Two Roots Brewing Co. The investment is held at fair value and classified as an equity security without a readily determinable value.
The following is a summary of the investments held at fair value as of December 31, 2022 and 2021:

($ in thousands)	2022	2021
420 Capital	$68	$68
Lighthouse	339	542
Two Roots Brewing Co.	93	—
Old Pal	592	592
IMC	136	4,710
Total Investments	$1,228	$5,912

The Company recorded mark-to-market losses of $4.6 million and $7.3 million for the years ended December 31, 2022 and 2021, respectively.
(b)Equity Method Investments
Upon the acquisition of CannaRoyalty Corp. (“Origin House”) on January 8, 2020, the Company acquired an investment in Trichome Financial Corp. (“Trichome”), a lending entity that focuses its investments on cannabis and cannabis-related companies. At the acquisition date, the Trichome investment had a fair value of $4.3 million. During March 2021, the Company derecognized the Trichome equity method investment as part of an ownership conversion to shares in IMC. At that time, the Company recognized a gain on conversion of $9.3 million in Other income (expense), net, in the Consolidated Statements of Operations as the IMC investment exceeded the carrying value of the Trichome investment on the date of conversion.
No distributions were made by the investee to the Company related to investments for any of the respective periods.